EMPLOYEE BENEFIT PLANS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Percentage of projected benefit obligation compromised of domestic plan benefits	35.00%
Percentage of projected benefit obligation compromised of foreign plan benefits	65.00%
Defined benefit plan, accumulated benefit obligation	$ 600	$ 600
Company contributions	34	33	$ 16
Defined benefit plan, expected future employer contributions, next fiscal year	6
Defined contribution plan, cost	$ 138	125	$ 123
Defined Benefit Plan, Growth Seeking Assets
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plant assets, investment within plan asset category, percentage	20.00%
Defined Benefit Plan, Income Generating And Hedging Assets
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plant assets, investment within plan asset category, percentage	80.00%
Other Funds
Defined Benefit Plan Disclosure [Line Items]
Multiemployer plan, employer contribution, cost	$ 15	$ 15